Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,923,965.32

Principal:
Principal Collections	$25,523,746.74
Prepayments in Full	$17,124,628.88
Liquidation Proceeds	$534,395.43
Recoveries	$22,958.56
Sub Total	$43,205,729.61
Collections	$47,129,694.93

Purchase Amounts:
Purchase Amounts Related to Principal	$42,639.37
Purchase Amounts Related to Interest	$324.98
Sub Total	$42,964.35

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,172,659.28

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$47,172,659.28
Servicing Fee	$945,254.53	$945,254.53	$0.00	$0.00	$46,227,404.75
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,227,404.75
Interest - Class A-2 Notes	$151,235.57	$151,235.57	$0.00	$0.00	$46,076,169.18
Interest - Class A-3 Notes	$263,310.00	$263,310.00	$0.00	$0.00	$45,812,859.18
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$45,710,924.18
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,710,924.18
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$45,654,316.35
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,654,316.35
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$45,612,162.02
Third Priority Principal Payment	$9,465,236.46	$9,465,236.46	$0.00	$0.00	$36,146,925.56
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$36,090,066.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,090,066.23
Regular Principal Payment	$38,137,653.97	$36,090,066.23	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$47,172,659.28

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$9,465,236.46
Regular Principal Payment					$36,090,066.23
Total					$45,555,302.69
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$45,555,302.69	$97.53	$151,235.57	$0.32	$45,706,538.26	$97.85
Class A-3 Notes	$0.00	$0.00	$263,310.00	$0.56	$263,310.00	$0.56
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$45,555,302.69	$30.38	$672,102.06	$0.45	$46,227,404.75	$30.83

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$403,294,859.42	0.8634015	$357,739,556.73	0.7658736
Class A-3 Notes	$471,600,000.00	1.0000000	$471,600,000.00	1.0000000
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$1,088,024,859.42	0.7254805	$1,042,469,556.73	0.6951048

Pool Information
Weighted Average APR	4.150%	4.138%
Weighted Average Remaining Term	49.21	48.37
Number of Receivables Outstanding	54,921	53,723
Pool Balance	$1,134,305,439.70	$1,090,843,308.03
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,090,871,411.20	$1,049,149,622.96
Pool Factor	0.7428331	0.7143706

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$16,362,649.62
Yield Supplement Overcollateralization Amount	$41,693,685.07
Targeted Overcollateralization Amount	$50,421,339.04
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,373,751.30

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	8

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		117	$236,721.25
(Recoveries)		15	$22,958.56
Net Losses for Current Collection Period			$213,762.69
Cumulative Net Losses Last Collection Period			$1,095,646.18
Cumulative Net Losses for all Collection Periods			$1,309,408.87

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.23%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.94%	472	$10,252,137.39
61-90 Days Delinquent	0.10%	44	$1,111,461.92
91-120 Days Delinquent	0.02%	8	$195,460.14
Over 120 Days Delinquent	0.03%	8	$298,925.77
Total Delinquent Receivables	1.09%	532	$11,857,985.22

Repossession Inventory:
Repossessed in the Current Collection Period		31	$819,242.83
Total Repossessed Inventory		46	$1,205,968.89

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1930%
Preceding Collection Period			0.2611%
Current Collection Period			0.2306%
Three Month Average			0.2282%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0816%
Preceding Collection Period			0.0728%
Current Collection Period			0.1117%
Three Month Average			0.0887%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer